Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. Income Taxes

Income tax provision (benefit) for the years ended December 31, 2020 and 2019 is summarized below:

	Year Ended
	December 31,
	2020	2019
Current income tax provision:
Federal	$-	$-
State	-	-
Total current income tax provision	-	-

Deferred income tax benefit:
Federal	(139,793)	(497,200)
State	(36,607)	(130,200)
Total deferred income tax benefit	(176,400)	(627,400)
Change in deferred tax asset valuation allowance	176,400	627,400
Total provision for income taxes	$-	$-

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences as of December 31, 2020 and 2019 are as follows:

	Year Ended
	December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	5.5	5.5
Change in deferred tax asset valuation allowance	(26.5)	(26.5)
Effective income tax rate	-%	-%

Components of the net deferred income tax assets at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Net operating loss carryforwards	$1,363,000	$1,155,600
Depreciation and amortization	(31,000)	-
Valuation allowance	(1,332,000)	(1,155,600)
Net deferred tax assets	$-	$-

	December 31,
	2020	2019
Valuation allowance as of beginning of year	$1,155,600	$528,200
Increases recorded to income tax provision	176,400	627,400
Valuation allowance as of end of year	$1,332,000	$1,155,600

In accordance with ASC 740, at December 31, 2020 we determined that a valuation allowance should be recognized against deferred tax assets because, based on the weight of available evidence, it is more likely than not (i.e., greater than 50% probability) that some portion or all of the deferred tax asset will not be realized in the future. We recognized a reserve of 100% of the amounts of the deferred tax benefit in the amount of $1,332,000.

As of December 31, 2020, we had cumulative net operating loss carry forwards of approximately $6,539,000 which have varying expirations.

There are open statutes of limitations for taxing authorities in federal and state jurisdictions to audit our tax returns from 2010 through the current period. Our policy is to account for income tax related interest and penalties in income tax expense in the consolidated statement of operations. There have been no income tax related interest or penalties assessed or recorded.